Schedule of Deferred Tax Assets and Liabilities, Net (Details) - HKD ($)	Sep. 30, 2025	Sep. 30, 2024
Deferred tax assets:
Decelerated tax depreciation of property and equipment	$ 3,214	$ 18,447
Provision for allowance for credit loss	1,519,650	1,126,455
Lease liabilities	896,536	770,659
Total deferred tax assets	2,419,400	1,915,561
Net off against deferred tax liabilities	(1,805,985)	(1,707,859)
Net deferred tax assets	613,415	207,702
Deferred tax liabilities:
Accelerated tax depreciation of property and equipment	(909,449)	(1,368,917)
Right-of-use assets	(896,536)	(770,659)
Total deferred tax liabilities	(1,805,985)	(2,139,576)
Net off against deferred tax assets	1,805,985	1,707,859
Net deferred tax liabilities	$ 0	$ (431,717)